Cover	Apr. 23, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 23, 2020
Entity Registrant Name	FireEye, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36067
Entity Tax Identification Number	20-1548921
Entity Address, Address Line One	601 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	321-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FEYE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001370880
Amendment Flag	false